Performance Management	Sep. 22, 2025
RMB Quality Intermediate Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund has not yet completed its initial calendar year of operations. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not yet completed its initial calendar year of operations.
Performance Availability Website Address [Text]	www.rmbfunds.com
Performance Availability Phone [Text]	1-800-462-2392
RMB Quality Intermediate Tax-Exempt Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	Performance information for the Fund is not included because the Fund has not yet completed its initial calendar year of operations. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not yet completed its initial calendar year of operations.
Performance Availability Website Address [Text]	www.rmbfunds.com
Performance Availability Phone [Text]	1-800-462-2392